Consolidated Statements of Changes in Equity (10-K) (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]	Total
Balance at beginning of period at Dec. 31, 2010	$ 207,432	$ (184,812)	$ (74)	$ (156)	$ 22,390
Balance at beginning of period (in shares) at Dec. 31, 2010	976,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancelled shares and options - settlements with former officers	(267)	0	0	0	(267)
Cancelled shares and options - settlements with former officers (in shares)	(224)
Share-based compensation, options	907	0	0	0	907
Warrants issued	437	0	0	0	437
Acquisition of additional interests in subsidiary	(254)	0	0	156	(98)
Common stock issued to Buyer	618	0	0	0	618
Common stock issued to Buyer (in shares)	12,884
Common stock issued for services	568	0	0	0	568
Common stock issued for services (in shares)	16,867
Other	172	0	0	0	172
Foreign currency translation	0	0	(914)	0	(914)
Net loss	0	(10,099)	0	0	(10,099)
Balance at end of period at Dec. 31, 2011	209,613	(194,911)	(988)	0	13,714
Balance at end of period (in shares) at Dec. 31, 2011	1,006,323				1,006,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation, options	923	0	0	0	923
Warrants exercised	711	0	0	0	711
Warrants exercised (in shares)	7,763
Common stock issued for services	228	0	0	0	228
Common stock issued for services (in shares)	8,972
Common stock issued in exchange for options	10	0	0	0	10
Common stock issued in exchange for options (in shares)	15,022
Cancellation of convertible notes and warrant	(1,089)	0	0	0	(1,089)
Foreign currency translation	0	0	(552)	0	(552)
Net loss	0	(9,509)	0	0	(9,509)
Balance at end of period at Dec. 31, 2012	210,396	(204,420)	(1,540)	0	4,436
Balance at end of period (in shares) at Dec. 31, 2012	1,038,080				1,038,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services	613	0	0		613
Common stock issued for services (in shares)	37,088
Net loss	0	(9,851)	0		(9,851)
Balance at end of period at Sep. 30, 2013	$ 212,045	$ (214,271)	$ (1,998)		$ (4,224)
Balance at end of period (in shares) at Sep. 30, 2013	1,103,597				1,103,597